STOCKHOLDERS' (DEFICIT) EQUITY - Common Stock Shares (Details)						1 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
		Apr. 21, 2023 shares	Jan. 19, 2022 shares	Nov. 30, 2021 shares	Jan. 19, 2021 shares	Mar. 31, 2021 USD ($) shares	Sep. 30, 2023 Vote $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 Vote $ / shares shares
STOCKHOLDERS' (DEFICIT) EQUITY
Aggregate purchase price | $	[1]							$ 25,000
Class A common stock
STOCKHOLDERS' (DEFICIT) EQUITY
Common stock, shares authorized (in shares)							240,000,000	240,000,000	240,000,000
Par value of common stock | $ / shares							$ 0.0001	$ 0.0001	$ 0.0001
Common stock, votes per share | Vote							1		1
Number of shares issued on conversion		2,000,000
Common stock, shares issued (in shares)		5,998,687					2,000,000	0	0
Common stock, shares outstanding (in shares)		5,998,687					2,000,000	0	0
Class A Common Stock Subject to Possible Redemption
STOCKHOLDERS' (DEFICIT) EQUITY
Number of shares redeemed		20,151,313
Class A common stock subject to possible redemption, outstanding (in shares)							3,998,687	0	24,150,000
Class B common stock
STOCKHOLDERS' (DEFICIT) EQUITY
Common stock, shares authorized (in shares)							60,000,000	60,000,000	60,000,000
Par value of common stock | $ / shares							$ 0.0001	$ 0.0001	$ 0.0001
Common stock, votes per share | Vote							1		1
Number of shares converted		2,000,000
Conversion ratio		1
Common stock, shares issued (in shares)		5,245,000					5,245,000	7,245,000	7,245,000
Common stock, shares outstanding (in shares)		5,245,000					5,245,000	7,245,000	7,245,000
Class A common stock subject to possible redemption, outstanding (in shares)		1,018,750
Ratio to be applied to the stock in the conversion							23.00%		23.00%
Number of shares issued during the period			345,000	1,725,000	345,000
Class B common stock | Sponsor
STOCKHOLDERS' (DEFICIT) EQUITY
Number of shares issued during the period			345,000			8,625,000
Aggregate purchase price | $						$ 25,000
Number of shares forfeited				1,725,000
Class B common stock | Directors, executive officers, special advisor and other third parties | Sponsor
STOCKHOLDERS' (DEFICIT) EQUITY
Number of shares issued during the period						142,500

[1]	Includes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. The Company surrendered 1,725,000 shares of Class B Common Stock on November 30, 2021 and issued an additional 345,000 shares of Class B common stock on January 19, 2022 pursuant to a stock split by way of a stock dividend for no additional consideration. The underwriters exercised the over-allotment option in full on January 24, 2022. See Note 6.